FINANCIAL INSTRUMENTS (Details) - Narrative - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Increase in fair value of financial liability, attributable to changes in credit risk of liability	£ 75	£ 419
Top of range
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Increase (decrease) in valuation adjustment	116
CVA
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Increase (decrease) in valuation adjustment	£ 46
DVA
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Increase (decrease) in credit default swap (in percent)	1.00%
DVA | Bottom of range
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Increase (decrease) in valuation adjustment	£ 14
Valuation adjustment | Bottom of range
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Increase (decrease) in valuation adjustment	(56)
Funding Valuation Adjustment
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Increase (decrease) in valuation adjustment	12
The Group
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Financial liabilities at fair value through profit or loss	6,831	7,702
Liabilities designated at fair value through profit or loss: debt securities in issue	6,828	7,531
Derivative financial instruments	8,341	8,494
Derivative financial instruments	(8,228)	(9,831)
Adjustments for gains (losses) on change in fair value of derivatives	£ 26	20
The Group | Residential mortgage backed securities | Bottom of range
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Debt instrument term	2 years
The Group | Residential mortgage backed securities | Top of range
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Debt instrument term	5 years
The Group | Total level 3 assets carried at fair value, excluding derivatives (recurring basis)
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Financial assets at fair value excluding derivatives	£ 28,934	26,901
The Bank
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Financial liabilities at fair value through profit or loss	7,907	7,697
Liabilities designated at fair value through profit or loss: debt securities in issue	7,905	7,484
Derivative financial instruments	12,595	13,638
Derivative financial instruments	(11,072)	(14,211)
The Bank | Total level 3 assets carried at fair value, excluding derivatives (recurring basis)
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Financial assets at fair value excluding derivatives	£ 26,371	£ 22,863